Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed statement of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statement of cash flows
Net cash (used in)/provided by operating activities	¥ 229,069	¥ (567,948)	¥ (504,203)
Net cash used in investing activities	276,080	(908,302)	(37,040)
Net cash provided by financing activities	(254,185)	715,724	1,302,710
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	15,546	5,042	117,469
Increase/(Decrease) in cash, cash equivalents, and restricted cash	266,510	(755,484)	878,936
Cash, cash equivalents, and restricted cash at the beginning of year	1,250,372	2,005,856	1,126,920
Cash, cash equivalents, and restricted cash at the end of year	1,516,882	1,250,372	2,005,856
Parent company | Reportable legal entities
Condensed statement of cash flows
Net cash (used in)/provided by operating activities	13,827	(77)	(277)
Net cash used in investing activities	(12,113)	(402,789)	(5,559,727)
Net cash provided by financing activities	2,153	407,581	5,560,594
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	72	(2,950)	26
Increase/(Decrease) in cash, cash equivalents, and restricted cash	3,939	1,765	616
Cash, cash equivalents, and restricted cash at the beginning of year	2,381	616
Cash, cash equivalents, and restricted cash at the end of year	¥ 6,320	¥ 2,381	¥ 616